RETIREMENT BENEFIT OBLIGATION	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
RETIREMENT BENEFIT OBLIGATION
27	RETIREMENT BENEFIT OBLIGATION

The Group subsidises the medical aid contributions of certain retired employees and has an obligation to subsidise contributions of certain current employees when they reach retirement. In prior periods, the Group undertook to offer pensioners a voluntary benefit in lieu of their current medical subsidy in order to close out the liability on the statement of financial position. The proposed offer had three options, namely an annuity offer, a cash offer or to remain in the scheme. A number of employees chose the annuity and cash offer. The provision has been calculated on the remaining individuals in the scheme.

The risks typically faced by the Group as a result of the post-retirement medical aid are risks relating to inflation, longevity, future changes in legislation, future changes in tax environment, perceived inequality by non-eligible employees, administration of fund and enforcement of eligibility criteria and rules.

During November 2019, a valuation was performed by Alexander Forbes. Apart from paying costs of entitlement, the Group is not liable to pay additional contributions in the case the fund does not hold sufficient assets. In that case, the fund would take other measures to restore solvency.

The amounts recognised in the annual financial statements in this respect are as follows:

	2019	2018
	US$’000	US$’000

Recognised liability at beginning of the year	1,922	2,180

Recognised in profit or loss in the current year	183	55
Interest on obligation	183	206
Other	-	(151)

Recognised in other comprehensive income in the current year
Actuarial gains	(70)	(8)

Translation	34	(305)

Employer payments	(147)	-

Present value of unfunded obligation recognised as a liability at end of year	1,922	1,922

The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation rate (p.a.)	7.6%	8.2%
Discount rate (p.a.)	10.0%	9.9%
Continuation at retirement	75.0%	75.0%

The effect of an increase or decrease of 1% in the assumed medical cost trend rates are as follows:

	2019	2018
	Increase (Decrease)	Increase (Decrease)

Aggregate of the current service cost and interest cost	10.4% (8.9%)	10.4% (8.9%)
Accrued liability at year-end	9.9% (8.6%)	9.9% (8.6%)

The sensitivity analysis presented above may not be representative of the actual change in the obligation as it is unlikely that the above change in assumptions would occur in isolation of one another.

There was no change in the methods and assumptions used in preparing the sensitivity analysis from the prior year. The average duration of the benefit obligation as at 31 December 2019 is
11
years (2018: 11 years and 2017: 12 years).

	2019	2018
	US$’000	US$’000

Present value of unfunded obligations	1,922	1,922
Present value of obligations in excess of plan assets	1,922	1,922